Interest and other expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Interest And Other Expenses
Accretion of provision for reclamation (Note 24)	$ 36	$ 36	$ 71	$ 71
Accretion of lease liabilities (Notes 10 and 24)	94	88	182	158
Accretion of deferred revenue (Notes 9 and 24)	28	114	87	196
Interest on borrowings	41		62
Financing costs expensed	9	113	76	113
Share issuance costs expensed		711		711
VAT written-off	2	20	2	20
Other	(5)	238	59	372
Total interest and other expenses	$ 205	$ 1,320	$ 539	$ 1,641